Intangible Assets, net - Components (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Intangible assets - Gross carrying amount
Gross Carrying Amount - Subject to amortization	$ 4,244,906	$ 1,655,040
Total Gross Carrying Amount	4,685,219	1,772,101
Amortization
Accumulated Amortization	1,349,586	985,780
Intangible assets, net
Net Book Value - Subject to amortization	2,895,320	669,260
Total Net Book Value	3,335,633	786,321
Customer relationships
Intangible assets - Gross carrying amount
Gross Carrying Amount - Subject to amortization	2,587,202	875,411
Amortization
Accumulated Amortization	$ 653,802	$ 506,675
Average Life	14 years 9 months 18 days	14 years 9 months 18 days
Intangible assets, net
Net Book Value - Subject to amortization	$ 1,933,400	$ 368,736
Computer software and game library
Intangible assets - Gross carrying amount
Gross Carrying Amount - Subject to amortization	946,983	313,173
Amortization
Accumulated Amortization	$ 365,305	$ 223,395
Average Life	5 years 9 months 18 days	6 years 2 months 12 days
Intangible assets, net
Net Book Value - Subject to amortization	$ 581,678	$ 89,778
Developed technologies
Intangible assets - Gross carrying amount
Gross Carrying Amount - Subject to amortization	213,840	34,009
Amortization
Accumulated Amortization	$ 67,746	$ 22,887
Average Life	5 years 1 month 6 days	12 years
Intangible assets, net
Net Book Value - Subject to amortization	$ 146,094	$ 11,122
Concessions and licenses
Intangible assets - Gross carrying amount
Gross Carrying Amount - Subject to amortization	251,692	269,210
Amortization
Accumulated Amortization	$ 126,732	$ 112,164
Average Life	10 years 4 months 24 days	10 years 7 months 6 days
Intangible assets, net
Net Book Value - Subject to amortization	$ 124,960	$ 157,046
Trademarks
Intangible assets - Gross carrying amount
Gross Carrying Amount - Subject to amortization	102,179	7,316
Amortization
Accumulated Amortization	$ 14,971	$ 4,790
Average Life	6 years 7 months 6 days	4 years
Intangible assets, net
Net Book Value - Subject to amortization	$ 87,208	$ 2,526
Sports betting rights
Intangible assets - Gross carrying amount
Gross Carrying Amount - Subject to amortization	119,400	132,901
Amortization
Accumulated Amortization	$ 107,506	$ 103,481
Average Life	6 years 6 months	6 years 6 months
Intangible assets, net
Net Book Value - Subject to amortization	$ 11,894	$ 29,420
Networks
Intangible assets - Gross carrying amount
Gross Carrying Amount - Subject to amortization	15,051	14,462
Amortization
Accumulated Amortization	$ 10,504	$ 9,899
Average Life	3 years	3 years
Intangible assets, net
Net Book Value - Subject to amortization	$ 4,547	$ 4,563
Other
Intangible assets - Gross carrying amount
Gross Carrying Amount - Subject to amortization	8,559	8,558
Amortization
Accumulated Amortization	$ 3,020	$ 2,489
Average Life	16 years 2 months 12 days	16 years 2 months 12 days
Intangible assets, net
Net Book Value - Subject to amortization	$ 5,539	$ 6,069
Trademarks
Intangible assets - Gross carrying amount
Not subject to amortization	440,313	117,061
Intangible assets, net
Not subject to amortization	$ 440,313	$ 117,061